Consolidated Balance Sheets Parenthetical In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)
Allowance for Doubtful Accounts Receivable, Current	$ 5,221		$ 4,315
Finite-Lived Intangible Assets, Accumulated Amortization	532,006		417,430
Due to Related Parties, Current	7,008		7,383
Due to Related Parties, Noncurrent	$ 445,000		$ 445,000
Preference shares, par value		€ 0.01		€ 0.01
Preference shares, shares authorized	450,000	450,000	450,000	450,000
Preference shares, shares issued	0	0	0	0
Preference shares, shares outstanding	0	0	0	0
Financing preference shares, par value		€ 0.01		€ 0.01
Financing preference shares, shares authorized	40,000	40,000	40,000	40,000
Financing preference shares, shares issued	0	0	0	0
Financing preference shares, shares outstanding	0	0	0	0
Common Stock, Par or Stated Value Per Share		€ 0.01		€ 0.01
Common Stock, Shares Authorized	410,000	410,000	410,000	410,000
Common Stock, Shares, Issued	236,487	236,487	234,221	234,221
Common Stock, Shares, Outstanding	236,487	236,487	234,221	234,221
Treasury stock (in shares)	1,943	1,943